Cryptocurrencies - Schedule of Additional Information in Bitcoin Cryptocurrency (Detail) - Bitcoin [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2023
Schedule Of Additional Information In Bitcoin Cryptocurrency [Line Items]
Opening balance	¥ 0	¥ 0
Collection of Others from sales of mining products	5,309	0
Purchase of Others in cash	734	0
Disposal of Others in cash	(541)	0
Payment of services fees and other expenses	(5)	0
Changes in fair value of Others	1,992	0
Foreign exchange gain	59	0
Ending balance	¥ 7,548	¥ 0